Schedule of Warrant Outstanding (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding	11,431,316	9,047,795
Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding	235,295	235,295
Trading And Overallotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding	8,812,500	8,812,500
Offering Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding	2,248,521
Warrants Issued For Service Management [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding	135,000